Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total Revenue	$ 73,824	$ 89,569	$ 158,381
Purchase of data connectivity service	51,990	61,264	93,463
Maya
Related Party Transaction [Line Items]
Total Revenue	9,370	8,010	$ 4,419
Purchase of data connectivity service	26	$ 47
Beijing Huaxianglianxin Technology Company
Related Party Transaction [Line Items]
Total Revenue	984
Purchase of data connectivity service	$ 87